Derivative financial instruments (Aggregate Fair Value of Derivative Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Credit Derivatives [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	¥ 790	¥ 799
Collateral provided to counterparties in normal course of business	746	755
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	¥ 44	¥ 44